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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
  ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 1324 4th Avenue, Suite 2144     Seattle, Washington               98101
--------------------------------------------------------------------------------
     (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick


McCormick Capital Management   1324 4th Avenue, Suite 2144     Seattle, WA 98101
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (206) 624-5863
                                                     ---------------------------

Date of fiscal year end:         September 30, 2007
                          ------------------------------------

Date of reporting period:       December 31, 2006
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                                                        PORTFOLIO OF INVESTMENTS
                                                     The Elite Growth & Income Fund
                                                           December 31, 2006

==================================================================================================================================

 Shares                                         Market Value    Shares                                               Market Value
=========   Common Stock 98.3%                ==============    ==========                                         ==============
            Basic Industries 14.2%
            ----------------------
   300,000  James River Coal(b)                  $ 2,784,000                  Total Value of Common Stock
    17,000  Oil Service Holders(b)                 2,374,220                  (Cost $52,084,671)                     $ 63,896,300
    25,000  Phelps Dodge                           2,993,000                                                         ------------
    20,000  USG Corp.                              1,096,000
                                                 -----------
               Total Basic Industries              9,247,220
                                                 -----------                Short Term Investments 25.7%
                                                                            ----------------------------
                                                                 1,793,548  PNC Bank Money Market                       1,793,548
            Business Services 6.6%                              14,925,912  Institutional Money Market Trust(c)        14,925,912
            ----------------------                                                                                   ------------
     5,000  Google*                                2,302,400                  Total Value of Short-Term Investments    16,719,460
    20,000  Mastercard Inc.                        1,969,800                    (Cost $ 16,719,460)                  ------------
                                                 -----------
               Total Business Services             4,272,200
                                                 -----------                  Total Investments in Securities
                                                                              (Cost $68,804,131)             124.1%    80,615,760
            Capital/Industrial Goods & Services 14.1%                                                        --------------------
            ------------------------------------------
    15,000  Cummins Inc.(b)                        1,772,700
    50,000  General Electric                       1,860,500                Call Options Written               (0.2)     (132,000)
    40,000  Goodrich Corp.(b)                      1,822,000                                                 --------------------
    40,000  Harris Corp.                           1,834,400
    30,000  United Technologies                    1,875,600
                                                 -----------                Liabilities in excess of
               Total Capital Goods                 9,165,200                Other assets                      (23.9)  (15,509,319)
                                                 -----------                                                 --------------------

            Consumer Goods & Services 17.7%                                 Net Assets                       100.0%  $ 64,974,441
            -------------------------------                                                                  ====================
    70,000  Archer Daniels Midland                 2,237,200
    40,000  America Movil                          1,808,800
    30,000  Best Buy Co., Inc.(b)                  1,475,700                At December 31, 2006, unrealized appreciation
    40,000  Career Education(a)                      991,200                of securities for Federal Income Tax purposes
    80,000  CVS Corp.                              2,472,800                based on cost of $65,392,309 (net of premiums
    15,000  Sears Holdings*                        2,518,950                on options written) is as follows:
                                                 -----------
               Total Consumer Goods               11,504,650
                                                 -----------                Unrealized appreciation                  $ 12,221,950
            Energy 20.5%                                                    Unrealized depreciation                      (405,926)
            ------------                                                                                             ------------
    50,000  Chesapeak Energy Corp.(b)              1,452,500                Net unrealized appreciation              $ 11,816,024
    20,000  Diamond Offshore Drilling(b)           1,598,800                                                         ============
    30,000  Devon Energy                           2,012,400
    80,000  Halliburton(b)                         2,484,000                *Non-income producing
   110,000  Helmerich Payne                        2,691,700
    40,000  Noble Corp.                            3,046,000                (a) All or a portion of the security is pledged
                                                 -----------                as collateral for options written
               Total Energy                       13,285,400
                                                 -----------
            Financial Intermediaries 9.7%                                   (b) All or a portion of this security was on loan
            -----------------------------                                   at December 31, 2006.  The value of securities on
    12,000  Deutsche Bank(b)                       1,598,880                loan was $ 14,354,621.
    80,000  E Trade Financial                      1,793,600
    10,000  Goldman Sachs Group(b)                 1,993,500                (c) This security was purchased with cash collateral
    20,000  Washington Mutual                        909,800                received for securities on loan at December 31, 2006.
                                                 -----------
               Total Financial Intermediaries      6,295,780
                                                 -----------

            Health Care Goods & Services 15.5%
            ----------------------------------                            Schedule of Call Options Written
    60,000  Aetna                                  2,590,800                 Elite Growth & Income Fund
   300,000  Antigenics*                              549,000     Contracts        December 31, 2006
    25,000  Genetech*                              2,028,250    ---------- --------------------------------
    45,000  Syneron*                               1,220,850           400 Career Education 7/20/07 $25                 (132,000)
    45,000  E-Z-EM Inc.                              786,150                  Total Call Options Written             ------------
    15,000  Medco Health                             801,600               (Premiums $ 136,396)                      $  (132,000)
    40,000  UnitedHealth Group                     2,149,200                                                         ============
                                                 -----------
               Total Health Care                  10,125,850
                                                 -----------


====================================================================================================================================

                                                PORTFOLIO OF INVESTMENTS
                                                  The Elite Income Fund
                                                    December 31, 2006

==================================================================================================================

               Bonds 94.4%

  Par Value    U.S. Government/Agencies Notes and Bonds 11.7%          Maturity           Coupon      Market Value
=============  ---------------------------------------------------- ===========   ==============   ===============
      200,000  Freddie Mac                                             06/15/07           4.550%           199,421
      100,000  Federal Home Loan Bank                                  03/16/09           3.000%            99,535
      100,000  Federal Home Loan Bank                                  10/20/11           5.250%            98,720
      590,000  U.S. Treasury Note                                      05/15/16           7.250%           701,339
      580,000  U.S. Treasury Note(a)                                   05/15/16           5.125%           597,423
      250,000  U.S. Treasury Note                                      02/15/21           7.875%           325,566
                  Total U.S. Government Notes and Bonds                                            ---------------
                                                                                                         2,022,004
               Securitized /Asset Backed Bonds 19.2%                                               ---------------
               ----------------------------------------------------
      600,000  Capital Auto Asset Trust  (2004-1 A4)                   11/17/08           2.640%           592,752
      120,064  HAROT (2003-4 A4)                                       03/16/09           2.790%           118,944
       62,374  Centerpoint Energy (2001-1 A2)                          09/15/09           4.760%            62,204
       64,604  Daimler Chrysler Rec. Auto Trust (2003-A A4)            10/08/09           2.880%            64,462
      103,000  Daimler Chrysler Rec Auto Trust (2004-C A4)             12/08/09           3.280%           100,978
       40,194  Toyota Auto Receivable (2003-A A4)                      03/15/10           2.200%            40,144
      181,000  CCCIT 2003-A6                                           05/17/10           2.900%           175,468
      337,107  Chase Manhattan Auto Owner Trust (2004-A A4)            09/15/10           2.830%           330,925
      120,801  Fannie Mae (545171)                                     08/01/14           5.500%           121,318
       62,110  GNMA (552372)                                           02/15/17           6.000%            63,101
       61,175  GNMA (577742)                                           09/15/17           5.500%            61,377
      131,000  Freddie Mac (2962 YE)                                   09/15/18           4.500%           125,382
      182,967  GNMA (605079)                                           03/15/19           4.000%           172,866
      200,000  Freddie Mac (2792 PY)                                   11/15/24           4.000%           194,443
      136,724  Freddie Mac (FHR 1963 Z)                                01/15/27           7.500%           139,647
      300,000  Freddie Mac (FHR 2656 BD)                               04/15/28           5.000%           300,314
      308,600  Freddie Mac (FHR 2744 PC)                               01/15/31           5.500%           309,224
      193,284  Fannie Mae (633012)                                     02/01/32           7.000%           198,893
      152,613  GNMA (G2SF POOL 3556 5.5%)                              05/20/34           5.500%           151,593
                  Total Securitized /Asset Backed Bonds                                            ---------------
                                                                                                         3,324,035
                                                                                                   ---------------
               Corporate Bonds Industrial - Basic 1.1%
               ----------------------------------------------------
      200,000  International Paper Co.                                 01/15/09           4.250%           195,722
                                                                                                   ---------------
               Corporate Bonds Industrial - Capital Goods 3.1%
               ----------------------------------------------------
      535,000  TRW, Inc.                                               04/18/07           7.370%           536,955
                                                                                                   ---------------
               Corporate Bonds Industrial - Communications 4.5%
               ----------------------------------------------------
      149,000  GTE Corp.                                               04/15/08           6.460%           150,590
      360,000  Comcast Corp.                                           02/15/18           5.875%           356,132
      250,000  GTE Corp.                                               04/15/18           6.840%           265,777
                  Total Corporate Bonds Industrial - Communications                                ---------------
                                                                                                           772,499
                                                                                                   ---------------
               Corporate Bonds Industrial - Cyclical 4.5%
               ----------------------------------------------------
      105,000  GMAC                                                    01/16/07           6.270%           104,999
      385,000  Ford Motor Credit                                       01/12/09           5.800%           378,010
      300,000  Home Depot                                              12/16/13           5.250%           297,769
                  Total Corporate Bonds Industrial - Cyclical                                      ---------------
                                                                                                           780,778
                                                                                                   ---------------
               Corporate Bonds Industrial - Non-cyclical 2.9%
               ----------------------------------------------------
      400,000  Kroger Co.                                              08/15/07           7.800%           405,588
      100,000  Diageo Capital                                          11/19/07           3.500%            98,471
                  Total Corporate Bonds Industrial - Non-cyclical                                  ---------------
                                                                                                           504,059
               Corporate Bonds Industrial - Energy 4.6%                                            ---------------
               ----------------------------------------------------
      250,000  Ocean Energy Inc.                                       10/01/07           4.375%           248,037
      300,000  Premcor Refining                                        02/01/10           9.250%           313,758
      225,000  Phillips 66 Capital Trust II                            01/15/37           8.000%           234,112
                  Total Corporate Bonds Industrial - Energy                                        ---------------
                                                                                                           795,907
               Corporate Bonds Industrial - Transportation 0.6%                                    ---------------
               ----------------------------------------------------
      100,000  BNSF Funding                                            12/15/55           6.613%            99,425
                                                                                                   ---------------
               Corporate Bonds Industrial - Technology 5.1%
               ----------------------------------------------------
      200,000  Xerox Corp                                              08/15/11           6.875%           210,250
      635,000  Xerox Corp                                              02/01/17           6.750%           663,575
                                                                                                   ---------------
                  Total Corporate Bonds Industrial - Technology                                            873,825
                                                                                                   ---------------
==================================================================================================================


                                                PORTFOLIO OF INVESTMENTS
                                                  The Elite Income Fund
                                                    December 31, 2006

==================================================================================================================


  Par Value    Corporate Bonds Utilities - Electric 20.1%              Maturity           Coupon      Market Value
=============  ---------------------------------------------------- ===========   ==============   ===============
      158,000  Avista Corp.                                            01/01/07           7.750%           158,000
      250,000  Indianapolis P&L                                        08/01/07           7.375%           252,345
      400,000  Consumers Energy                                        02/01/08           6.375%           403,269
      100,000  Entergy Louisiana                                       11/01/10           5.830%            99,802
      150,000  Nevada Power                                            06/01/11           8.250%           163,858
      250,000  Hawaiin Electric                                        08/15/11           6.141%           251,880
      200,000  DPL Inc.                                                09/01/11           6.875%           210,020
      250,000  Consumers Energy                                        02/15/17           5.150%           237,537
      750,000  Puget Sound Energy                                      06/15/18           6.740%           801,214
      100,000  Centerpoint Energy                                      07/01/23           5.600%            96,202
      100,000  Northern St. Power - MN                                 07/01/25           7.125%           114,720
       50,000  Georgia Power                                           11/01/42           4.875%            49,722
      400,000  Swepco Capital Trust                                    10/01/43           5.250%           396,107
      225,000  Dominion Resources                                      06/30/66           7.500%           241,930
                  Total Corporate Bonds Utilities - Electric                                       ---------------
                                                                                                         3,476,606
               Corporate Bonds Utilities - Natural Gas 7.7%                                        ---------------
               ----------------------------------------------------
      550,000  Sempra Energy                                           05/17/07           4.621%           547,902
      260,000  Energy Transfer Partners                                02/15/17           6.125%           263,617
      200,000  TGT Pipeline                                            06/01/18           5.200%           185,969
      300,000  Kinder Morgan Energy                                    03/15/32           7.750%           341,644
                  Total Corporate Bonds Utilities - Natural Gas                                    ---------------
                                                                                                         1,339,132
               Corporate Bonds Finance - Banking 1.3%                                              ---------------
               ----------------------------------------------------
      222,000  First MD Cap. II                                        02/01/27           6.221%(c)        217,001
                                                                                                   ---------------
               Corporate Bonds Finance - Misc. Finance Companies 5.9%
               ----------------------------------------------------
      150,000  Branch Banking & Trust                                  06/04/07           5.440%           150,094
      150,000  Residential Capital                                     06/29/07           6.741%(c)        150,743
      100,000  CountryWide Home Loan                                   09/15/09           4.125%            97,119
      370,000  CIT Group                                               11/03/10           5.660%(c)        371,597
      250,000  Residential Capital                                     02/22/11           6.000%           249,527
                  Total Corporate Bonds Finance                                                    ---------------
                                                                                                         1,019,080
               Corporate Bonds Finance - Insurance 2.1%                                            ---------------
               ----------------------------------------------------
      155,000  Anthem Inc.                                             09/01/07           3.500%           152,907
      100,000  Wellpoint Inc.                                          12/14/07           3.750%            98,422
      100,000  C.N.A. Financial                                        08/15/12           8.375%           110,786
                  Total Corporate Bonds Insurance                                                  ---------------
                                                                                                           362,115
                                                                                                   ---------------

               Total Value of Bonds                                                                     16,319,143
               (Cost $16,366,651)                                                                  ---------------

   Shares      Common Stock 2.6%
   ------      ----------------------------------------------------
       10,000  International Paper                                                                         341,000
        2,000  Southern Copper Corp.                                                                       107,780
                  Total Common Stock                                                               ---------------
                  (cost $ 450,279)                                                                         448,780
                                                                                                   ---------------
               Short Term Investments 7.5%
               ----------------------------------------------------
      691,792  PNC Bank Money Market                                                                       691,792
      613,350  Institutional Money Market Trust(b)                                                         613,350
                  Total Short Term Investments (Cost $1,305,142)                                   ---------------
                                                                                                         1,305,142
                                                                                                   ---------------

               Total Investments (Cost $ 18,122,072)                     104.5%                         18,073,065
               Liabilities in excess of other assets                       (4.5)                          (782,586)
                                                                   ------------                    ---------------
               NET ASSETS                                                100.0%                      $  17,290,479
                                                                   ============                    ===============

 At December 31, 2006, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $18,122,072 is:

               Gross unrealized appreciation                       $    147,761
               Gross unrealized depreciation                           (114,689)
                                                                   ------------
               Net unrealized appreciation                         $     33,072
                                                                   ============

(a)  This  security  was on loan at  December  31,  2006.  The  total  value  of securities on loan was $ 597,423.

(b)  This security was purchased with cash collateral received for securities on loan at December 31, 2006.

(c)  Variable  rate  security;  Interst  rate  shown is the rate in effect as of December 31, 2006.

====================================================================================================================================

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Elite Group of Mutual Funds
             ------------------------------------------------





By (Signature and Title)*    /s/ Richard S. McCormick
                          -----------------------------------
                          Richard S. McCormick, President



Date          January 22, 2007
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Richard S. McCormick
                          -----------------------------------
                          Richard S. McCormick, President



Date          January 22, 2007
      ----------------------------------





By (Signature and Title)*    /s/ John W. Meisenbach
                          -----------------------------------
                          John W. Meisenbach, Treasurer



Date          January 22, 2007
      ----------------------------------





* Print the name and title of each signing officer under his or her signature.